Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting
Schedule of segment information for the reportable segments

	Year Ended December 31, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	41,233	132,829	11,949	28,098	172,876	—	214,109
Adjusted (LBIT)/EBIT	(83,724)	5,131	742	2,662	8,535	(16,435)	(91,624)
Interest income	119	66	16	59	141	5,718	5,978
Equity in earnings of equity investees, net of tax	(18,981)	29,884	8,430	—	38,314	—	19,333
Operating (loss)/profit	(102,586)	35,081	9,188	2,721	46,990	(10,717)	(66,313)
Interest expense	—	—	—	62	62	947	1,009
Income tax expense	81	1,063	179	420	1,662	2,221	3,964
Net (loss)/income attributable to ordinary shareholders of the Company	(102,412)	32,080	8,166	1,126	41,372	(13,765)	(74,805)
Depreciation/amortization	3,334	132	23	40	195	61	3,590
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,198	114	36	434	584	720	6,502

	As at December 31, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	100,388	118,445	67,352	11,686	197,483	234,247	532,118
Property, plant and equipment	15,223	204	71	418	693	700	16,616
Leasehold land	1,174	—	—	—	—	—	1,174
Goodwill	—	2,779	407	—	3,186	—	3,186
Other intangible asset	—	347	—	—	347	—	347
Investments in equity investees	8,514	68,812	60,992	—	129,804	—	138,318

	Year Ended December 31, 2017
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	35,997	166,435	9,858	28,913	205,206	—	241,203
Adjusted (LBIT)/EBIT	(47,503)	3,272	578	3,029	6,879	(12,677)	(53,301)
Interest income	64	37	13	13	63	1,093	1,220
Equity in earnings of equity investees, net of tax	(4,547)	27,812	10,388	—	38,200	—	33,653
Operating (loss)/profit	(51,986)	31,121	10,979	3,042	45,142	(11,584)	(18,428)
Interest expense	—	—	—	66	66	1,389	1,455
Income tax expense	26	934	(457)	509	986	2,068	3,080
Net (loss)/income attributable to ordinary shareholders of the Company	(51,880)	28,999	9,773	1,261	40,033	(14,890)	(26,737)
Depreciation/amortization	2,400	116	17	18	151	27	2,578
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,936	56	43	8	107	30	6,073

	As at December 31, 2017
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	63,268	122,665	58,961	13,794	195,420	339,244	597,932
Property, plant and equipment	13,917	160	61	30	251	52	14,220
Leasehold land	1,261	—	—	—	—	—	1,261
Goodwill	—	2,901	407	—	3,308	—	3,308
Other intangible asset	—	430	—	—	430	—	430
Investments in equity investees	19,512	69,417	55,308	—	124,725	—	144,237

	Year Ended December 31, 2016
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	35,228	149,861	6,984	24,007	180,852	—	216,080
Adjusted (LBIT)/EBIT	(36,657)	2,377	(493)	1,852	3,736	(13,306)	(46,227)
Interest income	52	31	34	1	66	384	502
Equity in earnings of equity investees, net of tax	(4,232)	60,288	10,188	—	70,476	—	66,244
Operating (loss)/profit	(40,837)	62,696	9,729	1,853	74,278	(12,922)	20,519
Interest expense	—	—	—	79	79	1,552	1,631
Income tax expense	—	777	(497)	289	569	3,762	4,331
Net (loss)/income attributable to ordinary shareholders of the Company	(40,735)	61,120	8,384	833	70,337	(17,904)	11,698
Depreciation/amortization	2,176	102	3	19	124	41	2,341
Additions to non-current assets (other than financial instruments and deferred tax assets)	4,138	67	20	51	138	51	4,327

Schedule of reconciliation of Adjusted LBIT to net (loss)/income

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Adjusted LBIT	(91,624)	(53,301)	(46,227)
Interest income	5,978	1,220	502
Equity in earnings of equity investees, net of tax	19,333	33,653	66,244
Interest expense	(1,009)	(1,455)	(1,631)
Income tax expense	(3,964)	(3,080)	(4,331)
Net (loss)/income	(71,286)	(22,963)	14,557